Litigation	12 Months Ended
Dec. 31, 2019
Litigation
Litigation

22.   Litigation

The Company is involved in litigation and other legal proceedings arising out of the ordinary course of its business. From time to time, certain matters may arise that are other than ordinary and routine. The outcome of such matters is uncertain and the Company may incur costs in the future to defend, settle, or otherwise resolve them. The Company currently believes that the ultimate outcome of such matters will not, individually or in the aggregate, have a material adverse effect on its consolidated financial position, results of operations or cash flows. However, depending on the amount and timing, an unfavorable resolution of some or all of these matters could materially affect future results of operations in a particular period.